ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Payable related to new home transaction business	4,333,474	4,081,051
Payable for home renovation materials and construction costs	867,045	1,375,333
Payable for advertising fees	186,604	305,108
Payable for internet service fees	104,603	166,085
Payable for leasehold improvements	90,271	92,924
Others	261,324	308,015
Total	5,843,321	6,328,516

Schedule of ageing analysis of the trade payable

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
– Up to 3 months	5,259,873	5,980,363
– 3 months to 1 year	270,846	221,018
– Over 1 year	312,602	127,135
Accounts payable	5,843,321	6,328,516